EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2025
Earnings per share [abstract]
EARNINGS PER SHARE	EARNINGS PER SHARE
The Company determines basic earnings (loss) per share by dividing the profit (loss) for the year attributable to ordinary equity holders of the Company by the weighted average number of ordinary shares outstanding during the year. The Company computes diluted earnings (loss) per share by dividing the profit (loss) for the year attributable to ordinary equity holders of the Company by the weighted average number of ordinary shares outstanding combined with the incremental weighted average number of ordinary shares outstanding that would be issued on conversion or settlement of all outstanding potentially dilutive instruments. There were 121,000 and 431,500 RSUs excluded from the diluted weighted average number of ordinary shares calculation for the year ended December 31, 2025 and 2024, respectively, as their inclusion would be antidilutive.
The calculated basic and diluted earnings (loss) per share for the years ended December 31, 2025, 2024, and 2023, were as follows:

	2025	2024	2023

Earnings (loss) per share – basic	$0.33	$(0.94)	$0.11
Earnings (loss) per share – diluted	$0.33	$(0.94)	$0.11
Earnings (loss) attributed to owner(s) of the Company	$10,496,847	$(29,285,428)	$3,139,333
Weighted average number of Ordinary Shares – basic	31,571,461	30,995,079	28,600,000
Weighted average effect of dilutive securities:
RSUs	146,813	—	—
Commitment Shares	17,238	—	—
Weighted average number of Ordinary Shares – diluted	31,735,512	30,995,079	28,600,000
As discussed in detail in Note 4, the Company’s basic and diluted earnings (loss) per share related to LLP prior to the Business Combination have been retroactively recast based on shares reflecting the exchange ratio established in the Business Combination.
Additionally, the weighted average number of Ordinary Shares as of December 31, 2025 and 2024 was adjusted to exclude treasury shares. There were no treasury shares as of December 31, 2023.
There have been no other transactions involving Ordinary Shares or potential ordinary shares between the reporting date and the date of authorization of these financial statements.
The Commitment Shares related to the SPA (refer to Note 17 for further information) were initially excluded from the basic EPS calculation as the issuance of the Commitment Shares was contingent upon the effectiveness of the Registration Statement. On December 1, 2025, the Registration Statement was declared effective and the contingency was resolved. The Commitment Shares were then included in the basic EPS calculation and considered for diluted EPS calculation.